Significant Accounting Policies - Summary of Reclassification of Other Income (Expenses) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of significant accounting policies [line items]
Services income	$ 562,528	$ 11,130,569	$ 8,974,642	$ 8,310,035
Total of sales	70,604,483	1,397,029,719	1,074,093,232	1,161,760,392
Cost of sales	50,751,509	1,004,204,880	865,822,221	891,964,606
Gross income (loss)	12,199,118	241,380,279	539,585,354	(115,971,815)
Other income (expenses), net	$ 261,493	$ 5,174,076	22,649,606	(875,487)
As previously reported [member]
Disclosure of significant accounting policies [line items]
Services income			14,427,081	12,912,112
Total of sales			1,079,545,671	1,166,362,469
Cost of sales			867,580,634	895,068,904
Gross income (loss)			543,279,380	(114,474,036)
Other income (expenses), net			18,955,580	(2,373,266)
Reclassification [member]
Disclosure of significant accounting policies [line items]
Services income			(5,452,439)	(4,602,077)
Total of sales			(5,452,439)	(4,602,077)
Cost of sales			(1,758,413)	(3,104,298)
Gross income (loss)			(3,694,026)	(1,497,779)
Other income (expenses), net			$ 3,694,026	$ 1,497,779